Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Investments in Associates and Joint Ventures
10. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table shows the value of the investments in associates and joint ventures at an aggregate level as of December 31, 2024, 2023 and 2022:

	2024	2023	2022
Amount of investments in associates	212	142	172
Amount of investments in joint ventures	1,748	1,534	1,733

	1,960	1,676	1,905

The main concepts which affected the value of the aforementioned investments during the years ended December 31, 2024, 2023 and 2022, correspond to:

	2024	2023	2022
Balance at the beginning of the year	1,676	1,905	1,529
Acquisitions and contributions	-	5	2
Income on investments in associates and joint ventures	396	94	446
Distributed dividends	(174)	(275)	(94)
Translation differences	(13)	(99)	(40)
Adjustment for inflation (1)	75	46	61
Capitalization in associates and joint ventures	-	-	1

Balance at the end of the year	1,960	1,676	1,905

(1)
Corresponds to adjustment for inflation of opening balances of associates and joint ventures with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method, for the years ended December 31, 2024, 2023 and 2022. The values reported by these companies have been adjusted, if applicable, to adapt them to the accounting policies used by the Company for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2024	2023	2022	2024	2023	2022
Net income	29	(2)	13	367	96	433
Other comprehensive income	42	(23)	8	20	(30)	13

Comprehensive income for the year	71	(25)	21	387	66	446

The Company has no investments in subsidiaries with significant non-controlling
interests. Likewise, the Company has no significant investments in associates and joint ventures, except for the investment in YPF EE.
The financial information corresponding to YPF EE’s assets and liabilities as of December 31, 2024, 2023 and 2022, as well as the results as of such dates, are detailed below:

	2024 (1)	2023 (1)	2022 (1)
Total non-current assets	2,147	2,102	1,839
Cash and cash equivalents	240	114	94
Other current assets	243	152	178
Total current assets	483	266	272

Total assets	2,630	2,368	2,111

Financial liabilities (excluding items “Accounts payable”, “Provisions” and “Other liabilities”)	736	720	721
Other non-current liabilities	64	204	97
Total non-current liabilities	800	924	818
Financial liabilities (excluding items “Accounts payable”, “Provisions” and “Other liabilities”)	291	188	150
Other current liabilities	213	143	110
Total current liabilities	504	331	260

Total liabilities	1,304	1,255	1,078

Total shareholders’ equity (2)	1,326	1,113	1,033

Dividends received (3)	36	35	25

Closing exchange rates (4)	1,030.50	806.95	177.06

	2024 (1)	2023 (1)	2022 (1)
Revenues	534	531	486
Interest income	31	42	17
Depreciation and amortization	(161)	(143)	(107)
Interest loss	(66)	(56)	(68)
Income tax	195	(266)	(11)
Operating profit	120	273	247

Net income	276	(53)	134
Other comprehensive income	292	2,414	585

Total comprehensive income	568	2,361	719

Average exchange rates (4)	914.67	294.95	130.71

(1)
The financial information arises from the statutory consolidated financial statements of YPF EE and the amounts are translated to U.S. dollars using the exchange rates indicated. On this information, accounting adjustments have been made for the calculation of equity method value and in the results of YPF EE. The equity and adjusted results do not differ significantly from the financial information disclosed here.

(2)	Includes the non-controlling interest.
(3)	The amounts are translated to U.S. dollars using the exchange rate at the date of the dividends’ payment.
(4)	Corresponds to the average seller/buyer exchange rate of BNA.
The following table shows the value of the investments in associates and joint ventures on a disaggregated basis:

Name of entity	2024	2023	2022
Associates:
Oldelval	63	55	58
Termap	20	15	20
Oiltanking	38	25	26
CDS (1)	31	26	28
YPF Gas	52	17	34

Joint ventures: (2)
YPF EE	875	735	776
MEGA	182	133	164
Profertil	345	339	449
OLCLP	43	34	25
CT Barragán	230	250	268

Other companies (3)	81	47	57

	1,960	1,676	1,905

(1)	Additionally, the Group has a 22.36% indirect holding in capital stock through YPF EE.
(2)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(3)	Includes Refinor, OTA, OTC, GPA, Petrofaro S.A., Bioceres S.A., VMOS and Bizoy S.A.